[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


August 21, 2008


Securities and Exchange Commission
100 F Street NE
Washington, DC  20549


         Re: Van Kampen Units Trusts, Series 786 (the "Trust") Amendment No. 2 to the Registration Statement on Form S-6 File No. 333-152179


Ladies and Gentlemen:

In connection with the comments of the staff of the Securities and Exchange Commission (the "Commission") regarding the Trust's registration statement on Form S-6, initially filed with the Commission on July 8, 2008, as amended by Pre-Effective Amendment No. 1, filed on August 14, 2008, and Amendment No. 2, to be filed on even date herewith (collectively, the "Registration Statement"), and in light of the Trust's request for acceleration of the effective date of the Registration Statement, we acknowledge that:

     1. The Trust is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

     2. Staff comments or changes to disclosure in response to staff comments in the Registration Statement reviewed by the staff do not foreclose the Commission from taking any action with respect to the Registration Statement; and

     3. The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                                               Very truly yours,

                                              VAN KAMPEN UNIT TRUSTS, SERIES 786

                                            By: Van Kampen Funds Inc., Depositor

                                                         By: /s/ John F. Tierney
                                                     ---------------------------
                                                                 John F. Tierney
                                                              Executive Director